IndexIQ ETF Trust
(the “Trust”)

Supplement dated March 19, 2010
to the Prospectus dated October 23, 2009

IQ CPI Inflation Hedged ETF
IQ ARB Merger Arbitrage ETF
IQ ARB Global Resources ETF

On page 5 of the Prospectus, the last sentence of the second paragraph under “Principal Investment Strategy” is deleted in its entirety.

On page 6 of the Prospectus, the last sentence of the first paragraph is deleted in its entirety.

On page 12 of the Prospectus, the second and third paragraphs under “Principal Investment Strategy” are deleted in their entirety and replaced with the following:

The Fund invests, under normal circumstances, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in the investments included in its Underlying Index. The Underlying Index consists of a number of Underlying Index Components selected in accordance with IndexIQ’s rules-based methodology. Such Underlying Index Components will include primarily U.S. and non-U.S. equity securities and may also include inverse ETFs (i.e., ETFs that produce investment results that are opposite of a particular benchmark index by a factor of one or more). Although Underlying Index Components may include inverse ETFs, the Fund itself will not invest in such ETFs, but rather will invest in futures contracts, swap agreements and forward contracts, reverse repurchase agreements, options on securities, indices and futures contracts, and other financial instruments (collectively, “Financial Instruments”) to achieve inverse exposures, as applicable.

In addition, the Fund may invest up to 20% of its net assets in investments not included in its Underlying Index, but which the Advisor or Sub-Advisor believes will help the Fund track its Underlying Index. Furthermore, the Fund may invest in one or more Financial Instruments. As an example of the use of such Financial Instruments, the Fund may use total return swaps on the Underlying Index Components, in order to track its Underlying

Index. Alternatively, the Fund may buy or sell futures contracts to replicate exposures to the Underlying Index Components. The Fund will not directly employ leverage in its investment strategies; nevertheless, the Fund may indirectly be leveraged if and to the extent the Fund invests in Financial Instruments to replicate an exposure to an inverse ETF that is leveraged.

On page 13 of the Prospectus, the last sentence of the second paragraph under “Index Description” is deleted in its entirety and replaced with the following

In addition, the Underlying Index includes short exposure to the U.S. and non-U.S. equity markets, effected through a long position in inverse ETFs, in order to isolate, at least in part, the merger arbitrage-related attributes of the Underlying Index from the general equity market exposure of the Underlying Index.

On page 17 of the Prospectus, the caption entitled “Fund of Funds Risk” and the paragraph under such caption are deleted in their entirety.

On page 18 of the Prospectus, the second and third paragraphs under “Principal Investment Strategy” are deleted in their entirety and replaced with the following:

The Fund invests, under normal circumstances, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in the investments included in its Underlying Index. The Underlying Index consists of a number of Underlying Index Components selected in accordance with IndexIQ’s rules-based methodology. Such Underlying Index Components will include primarily U.S. and non-U.S. equity securities and may also include inverse ETFs (i.e., ETFs that produce investment results that are opposite of a particular benchmark index by a factor of one or more). Although Underlying Index Components may include inverse ETFs, the Fund itself will not invest in such ETFs, but rather will invest in futures contracts, swap agreements and forward contracts, reverse repurchase agreements, options on securities, indices and futures contracts, and other financial instruments (collectively, “Financial Instruments”) to achieve inverse exposures, as applicable.

In addition, the Fund may invest up to 20% of its net assets in investments not included in its Underlying Index, but which the Advisor or Sub-Advisor believes will help the Fund track its Underlying Index. Furthermore, the Fund may invest in one or more Financial Instruments. As an example of the use of such Financial Instruments, the Fund may use total return swaps on the Underlying Index Components, in order to track its Underlying Index. Alternatively, the Fund may buy or sell futures contracts to replicate exposures to the Underlying Index Components. The Fund will not directly employ leverage in its investment strategies; nevertheless, the Fund may indirectly be leveraged if and to the extent the Fund invests in Financial Instruments to replicate an exposure to an inverse ETF that is leveraged.

On page 19 of the Prospectus, the last sentence of the third paragraph under “Index Description” is deleted in its entirety and replaced with the following

In addition, the Underlying Index includes short exposure to the U.S. and non-U.S. equity markets, effected through a long position in inverse ETFs, in order to isolate, at least in part, the commodity-related attributes of the Underlying Index from the general equity market exposure of the Underlying Index.

Investors Should Retain This Supplement for Future Reference

IndexIQ ETF Trust
(the “Trust”)

     Supplement dated March 19, 2010
to the Statement of Additional Information dated October 23, 2009

IQ CPI Inflation Hedged ETF
IQ ARB Merger Arbitrage ETF
IQ ARB Global Resources ETF

On page B-5 of the Statement of Additional Information, the first and second full paragraphs are deleted in their entirety and replaced with the following:

Each Underlying Index consists of a number of components (the “Underlying Index Components”) selected in accordance with IndexIQ’s rules-based methodology for such Underlying Index. The IQ CPI Inflation Hedged ETF is a “fund of funds” as it invests its assets in the investments included in the Underlying Index, which includes primarily underlying funds. Such Underlying Index Components may include exchange-traded funds (“ETFs”) and/or other exchange-traded vehicles issuing equity securities organized in the U.S. (“ETVs”). The ETFs and ETVs that constitute each Fund’s investments are collectively referred to as “Underlying ETFs.”

The “IQ ARB” Funds seek to track Underlying Indexes that include primarily non-ETF equities and therefore are not “funds of funds.” Certain of the Funds seek to track Underlying Indexes that include primarily U.S. and non-U.S. equity securities, other Funds seek to track Underlying Indexes that include primarily non-U.S. equity securities, and still other Funds seek to track Underlying Indexes that include primarily U.S. equity securities. Although Underlying Index Components for the “IQ ARB” Funds may include inverse ETFs (i.e., ETFs that produce investment results that are opposite of a particular benchmark index by a factor of one or more), the Funds themselves will not invest in such ETFs, but rather will invest in futures contracts, swap agreements and forward contracts, reverse repurchase agreements, options on securities, indices and futures contracts, and other financial instruments (collectively, “Financial Instruments”) to achieve inverse exposures, as applicable.

On page B-5 of the Statement of Additional Information, the third full paragraph is deleted in its entirety and replaced with the following:

Furthermore, a Fund may invest in one or more Financial Instruments. As an example of the use of such Financial Instruments, the IQ CPI Inflation Hedged ETF may use total return swaps on the Underlying Index Components, in order to track its Underlying Index. Alternatively, a Fund may buy or sell futures contracts to replicate exposures to the Underlying Index Components. The “IQ ARB” Funds may not directly employ leverage in their investment strategies; nevertheless, such Funds may indirectly be leveraged if and to the extent they invest in Financial Instruments to replicate an exposure to an inverse ETF that is leveraged.

Investors Should Retain This Supplement for Future Reference